COMMITMENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
COMMITMENTS [Abstract]
COMMITMENTS

NOTE 11 - COMMITMENTS

We are on a month to month tenancy in our office space in Sterling, Virginia, as our two-year operating lease expired on March 31, 2011. The office lease agreement had certain escalation clauses and renewal options. We currently have no future minimum rental payments under operating leases.

NOTE 8 - COMMITMENTS

We lease office space in Sterling, Virginia under a two-year operating lease that expired on March 31, 2011. We are currently leasing our space on a month-to-month basis but plan to renew the lease for another year. The office lease agreement has certain escalation clauses and renewal options. Additionally, we have lease agreements for computer equipment and an office copier/fax machine. We have no future minimum rental payments required.

Rent expense was $76,397 and $78,076 for the years ended September 30, 2011 and 2010.